Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 437,969	$ 63,080	¥ 502,696
Non-current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 20,979	$ 3,022	¥ 19,680
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	680,000,000	680,000,000	680,000,000
Ordinary shares, shares issued and outstanding	254,909,790	254,909,790	253,250,854
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	320,000,000	320,000,000	320,000,000
Ordinary shares, shares issued and outstanding	317,325,360	317,325,360	317,325,360